Notes Payable (Tables)	12 Months Ended
Dec. 31, 2013
Future Minimum Principal Payments on Notes Payable	Future minimum principal payments on notes payable are as follows:

Year ending December 31,
2014	$—
2015	3,103,479
2016	3,327,074
2017	3,569,447

Total	$10,000,000